Receivables (Schedule Of Receivables Allowance) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Significant Accounting Policies And Practices [Abstract]
Beginning Balance	$ 39.2	$ 38.9	$ 35.9
Charged to Profit & Loss	7.5	4.0	12.0
Deductions	(8.7)	(5.0)	(7.6)
Other Adjustments	0.6	1.3	(1.4)
Ending Balance	$ 38.6	$ 39.2	$ 38.9